Consolidated Statements of Changes in Invested Deficit / Shareholders’ (Deficit)/Equity ¥ in Thousands, $ in Thousands	Class A ordinary shares CNY (¥) shares	Class B ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥) shares	Accumulated other comprehensive income CNY (¥) shares	Accumulated deficit CNY (¥) shares	Parent Company’s investment deficit CNY (¥) shares	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Jun. 30, 2020						¥ (28,258)		¥ (28,258)
Balance (in Shares) at Jun. 30, 2020 | shares
Share-based compensation						94,028		94,028
Vesting of restricted shares						(5,638)		(5,638)
Distribution to Parent Company						(23,601)		(23,601)
Net loss						(316,037)		(316,037)
Currency translation differences
Balance at Jun. 30, 2021						(279,506)		(279,506)
Balance (in Shares) at Jun. 30, 2021 | shares
Issuance of the Company’s shares upon the completion of the reorganization		¥ 32			(660,099)	(1,106)		(661,173)
Issuance of the Company’s shares upon the completion of the reorganization (in Shares) | shares	600,000	54,042,638
Share-based compensation			¥ 72,921			¥ 218,508		¥ 291,429
Parent Company’s contribution (in Shares) | shares						94,978,000		94,978,000	94,978,000
Dividend to Parent Company upon disposal of a subsidiary to shareholders						¥ (500)		¥ (500)
Re-designation of Class B ordinary shares to Class A ordinary shares of the Company	¥ 3	¥ (3)
Re-designation of Class B ordinary shares to Class A ordinary shares of the Company (in Shares) | shares	4,183,589	(4,183,589)
Accretion of the Company’s preferred shares			(2,987)					(2,987)
Net loss					(201,052)	(32,374)		(233,426)
Currency translation differences				1,839				1,839
Share-based awards to employees of related parties			10,365					10,365
Deemed dividends to Parent Company in connection with the share-based awards to employees of related parties			(10,365)					(10,365)
Balance at Jun. 30, 2022	¥ 3	¥ 29	69,934	1,839	(861,151)			(789,346)
Balance (in Shares) at Jun. 30, 2022 | shares	4,783,589	49,859,049
Share-based compensation			191,632					191,632
Accretion of the Company’s preferred shares			(22,379)					(22,379)
Capital contribution from non-controlling interests							2,250	2,250
Issuance of ordinary shares upon Initial Public Offering (“IPO”)	¥ 7		235,455					235,462
Issuance of ordinary shares upon Initial Public Offering (“IPO”) (in Shares) | shares	9,750,000
Issuance of ordinary shares upon exercise of underwriters’ over-allotment option			9,984					9,984
Issuance of ordinary shares upon exercise of underwriters’ over-allotment option (in Shares) | shares	382,188
Automatic conversion of preferred shares into ordinary shares upon IPO	¥ 68		686,471					686,539
Automatic conversion of preferred shares into ordinary shares upon IPO (in Shares) | shares	100,843,631
Vesting of restricted shares		¥ 5	(5)
Net loss					(108,537)		(115)	(108,652)	$ (14,983)
Currency translation differences				20,343				20,343	2,805
Balance at Jun. 30, 2023	¥ 78	¥ 34	¥ 1,171,092	¥ 22,182	¥ (969,688)		¥ 2,135	¥ 225,833	$ 31,144
Balance (in Shares) at Jun. 30, 2023 | shares	115,759,408	49,859,049